                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

                               THE MAINSTAY FUNDS
                    Supplement Dated December 23, 2005 to the
             Statement of Additional Information Dated March 1, 2005
                (Revised as of April 19, 2005 and July 21, 2005)

This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of The MainStay Funds ("Trust"). You may obtain a copy of the SAI or the Trust's Prospectus free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Trust's website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1.       Class A Contingent Deferred Sales Charge Waivers

         Effective January 1, 2006, the second paragraph of the section headed "Contingent Deferred Sales Charge, Class A" on page 90 of the SAI is hereby deleted and replaced in its entirety with the following:

                  Class A shares that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (i) capital appreciation of Fund assets; (ii) reinvestment of dividends or capital gains distributions; or (iii) Class A shares redeemed more than one year after their purchase. The contingent deferred sales charge on subject Class A shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, QDROs and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions at age 70-1/2 for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company LLC or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under
                  Section 664 of the Internal Revenue Code; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate;
                  (vii) continuing, periodic monthly or quarterly withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class A shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates;
                  (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates; and (xi) continuing, periodic monthly or quarterly withdrawals, under the Systematic Withdrawal Plan for IRA and 403(b)(7) TSA participants for normal distributions based on their life expectancy. The contingent deferred sales charge may be waived on other sales or redemptions to promote goodwill and/or because the sales effort, if any, involved in making such sales is negligible. Class A shares of a Fund that are purchased without an initial front-end sales charge may be exchanged for Class A shares of another MainStay Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class A shares that were acquired through an exchange if such shares are redeemed within one year of the date of the initial purchase.

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                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

2.       Class C Contingent Deferred Sales Charge Waivers

         The last sentence of the first paragraph of the section headed "Contingent Deferred Sales Charge, Class C" on page 92 of the SAI is hereby deleted and the following is added as a new second paragraph:

                  Class C shares that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (i) capital appreciation of Fund assets; (ii) reinvestment of dividends or capital gains distributions; or (iii) Class C shares redeemed more than one year after their purchase. The contingent deferred sales charge on subject Class C shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, QDROs and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions at age 70-1/2 for IRA and 403(b)(7) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company LLC or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under
                  Section 664 of the Internal Revenue Code; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate;
                  (vii) continuing, periodic monthly or quarterly withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class C shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates;
                  (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates; and (xi) continuing, periodic monthly or quarterly withdrawals, under the Systematic Withdrawal Plan for IRA and 403(b)(7) TSA participants for normal distributions based on their life expectancy. The contingent deferred sales charge may be waived on other sales or redemptions to promote goodwill and/or because the sales effort, if any, involved in making such sales is negligible. Class C shares of a Fund may be exchanged for Class C shares of another MainStay Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class C shares that were acquired through an exchange if such shares are redeemed within one year of the date of the initial purchase.

3.       Transfer Agency Fees

         The following is added as a new second paragraph in the section headed "Transfer Agent" on page 124 of the SAI:

                  Transfer agent fees and expenses are charged to the Funds based on the number of accounts being serviced. Although the fees and expenses charged on this basis are generally in line with the average of other fund complexes, certain Funds or Classes have smaller average account sizes than the mutual fund industry average. As a result, when expressed as a percentage of assets, the transfer agent fees and expenses and gross total operating expenses of those Funds or Classes are relatively higher. The Trust may, from time to time, consider and implement measures intended to increase average shareholder account size and/or reduce the Trust's transfer agent fees and expenses.

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                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

4.       Portfolio Managers

         The following replaces the paragraph immediately preceding the section headed "Portfolio Manager Compensation Structure" on page 77 of the
         SAI:

                  A portfolio manager who makes investment decisions with respect to multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

                  - The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

                  - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager;

                  - A portfolio manager may take a position for a fund or account in a security that is contrary to the position held in the same security by other funds or accounts managed by the portfolio manager. For example, the portfolio manager may sell certain securities short for one fund or account while other funds or accounts managed by the portfolio manager simultaneously hold the same or related securities long; and

                  - An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

         To address potential conflicts of interest, NYLIM and each Subadviser have adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, NYLIM has adopted a Code of Ethics that recognizes the manager's obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance.

5.       Treasurer

         At a Board of Trustees meeting held on December 12, 2005, the Board accepted the resignation of Jeffrey J. Gaboury and elected Arphiela Arizmendi as Treasurer and Principal Financial and Accounting Officer of the Trust, effective immediately. Ms. Arizmendi was also elected as a member of the Trust's Valuation Committee, Valuation Subcommittee and Dividend Committee.

         Any and all references to Mr. Gaboury in this SAI should be replaced with Ms. Arizmendi. The following

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                                                         SEC FILE NOS. 033-02610
                                                                       811-04550

         biographical information replaces information regarding Mr. Gaboury in the table headed "Officers (Who Are Not Trustees)" on page 53 of the
         SAI:

NAME AND DATE OF       POSITION(S) WITH TRUST    TERM OF OFFICE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
BIRTH                                            AND LENGTH OF
                                                    SERVICE
ARPHIELA ARIZMENDI     Treasurer and               Since 2005      Director and Manager of Fund Accounting and
10/26/56               Principal Financial                         Administration, New York Life Investment Management
                       and Accounting Officer                      LLC (since March 2003);  Treasurer and Principal
                                                                   Financial and Accounting Officer, Eclipse Funds
                                                                   Inc., Eclipse Funds, MainStay VP Series Fund, Inc.
                                                                   and McMorgan Funds (since December 2005); Assistant
                                                                   Treasurer, The MainStay Funds, Eclipse Funds Inc.,
                                                                   Eclipse Funds, MainStay VP Series Fund, Inc. and
                                                                   McMorgan Funds (1992 to December 2005).

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.



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